Shareholder Report, Line Graph (Details) - USD ($)							5 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	May 19, 2022	Nov. 04, 2020	Oct. 02, 2017	Jul. 28, 2017	Apr. 10, 2017	Apr. 01, 2016	Mar. 31, 2021	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
C000039168 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000					$ 12,007	$ 11,468	$ 10,909	$ 10,762	$ 11,501	$ 11,924	$ 11,231	$ 10,741	$ 10,372		$ 10,176
C000189691 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000						11,871	11,328	10,765	10,609	11,326	11,731	11,040	10,547		$ 10,165
C000039170 [Member]
Account Value [Line Items]
Accumulated Value						9,550					11,184	10,709	10,213	10,100	10,820	11,247	10,619	10,181	9,856		9,694
C000039172 [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,867	10,484	10,072	10,036	10,833	11,345	10,784	10,424	10,158		10,076
C000039173 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,423	10,977	10,483	10,393	11,162	11,631	11,010	10,581	10,269		10,126
C000039169 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,248	11,676	11,085	10,914	11,628	12,033	11,311	10,805	10,404		10,197
C000222299 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 9,955				10,312	9,795	9,255	9,081	9,653
C000017955 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,581	11,096	10,602	10,482	11,098	11,538	11,208	10,458	10,138		10,051
C000017957 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,824	11,307	10,770	10,627	11,229	11,651	11,306	10,528	10,179		10,071
C000189684 [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,742	11,224	10,700	10,554	11,149	11,553	11,207	10,433		10,084
C000017956 [Member]
Account Value [Line Items]
Accumulated Value						9,550					10,781	10,355	9,919	9,831	10,435	10,876	10,591	9,915	9,625		9,566
C000017960 [Member]
Account Value [Line Items]
Accumulated Value						10,000					10,473	10,145	9,780	9,767	10,446	10,970	10,762	10,151	9,929		9,943
C000017961 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,014	10,605	10,184	10,118	10,768	11,251	10,983	10,298	10,028		9,992
C000189686 [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,712	11,197	10,678	10,525	11,126	11,542	11,190	10,429		10,081
C000131613 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,872	11,346	10,814	10,664	11,263	11,679	11,317	10,544	10,179		10,067
C000237256 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 9,890	11,121	10,593	10,062
C000191071 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,029			14,789	13,821	12,946	11,689	12,145	12,168	9,681	10,495
C000191072 [Member]
Account Value [Line Items]
Accumulated Value			10,000					10,023			14,914	13,923	13,029	11,753	12,186	12,198	9,705	10,511
C000191073 [Member]
Account Value [Line Items]
Accumulated Value						10,000					18,199	16,974	15,868	14,299	14,828	14,811	11,773	12,737	12,134		11,696
C000191074 [Member]
Account Value [Line Items]
Accumulated Value			9,550					9,556			13,827	12,954	12,164	11,010	11,469	11,519	9,188	9,985
C000191075 [Member]
Account Value [Line Items]
Accumulated Value			10,000					10,027			15,042	14,029	13,115	11,818	12,255	12,241	9,730	10,525
C000191076 [Member]
Account Value [Line Items]
Accumulated Value			10,000					10,031			15,086	14,080	13,141	11,850	12,268	12,262	9,741	10,534
C000237257 [Member]
Account Value [Line Items]
Accumulated Value	10,000									10,439	13,516	12,534	11,651
C000017962 [Member]
Account Value [Line Items]
Accumulated Value						10,000					15,811	14,759	13,872	12,814	13,433	13,600	11,474	12,090	11,525		11,262
C000189687 [Member]
Account Value [Line Items]
Accumulated Value					10,000						14,123	13,196	12,392	11,413	11,950	12,085	10,189	10,723	10,211
C000189688 [Member]
Account Value [Line Items]
Accumulated Value					10,000						14,250	13,275	12,453	11,481	12,009	12,112	10,198	10,744	10,220
C000017963 [Member]
Account Value [Line Items]
Accumulated Value						9,550					14,728	13,782	13,012	12,026	12,638	12,827	10,849	11,481	10,971		10,729
C000017967 [Member]
Account Value [Line Items]
Accumulated Value						10,000					14,312	13,493	12,809	11,950	12,653	12,939	11,026	11,735	11,298		11,151
C000017968 [Member]
Account Value [Line Items]
Accumulated Value						10,000					15,043	14,111	13,356	12,374	13,037	13,265	11,247	11,911	11,410		11,206
C000017964 [Member]
Account Value [Line Items]
Accumulated Value						10,000					16,129	15,026	14,123	12,994	13,619	13,736	11,566	12,185	11,591		11,285
C000131614 [Member]
Account Value [Line Items]
Accumulated Value						10,000					16,181	15,066	14,154	13,041	13,637	13,748	11,591	12,181	11,582		11,290
C000144171 [Member]
Account Value [Line Items]
Accumulated Value						10,000					14,543	13,801	12,927	12,343	12,709	13,055	11,208	11,438	11,011		10,706
C000189695 [Member]
Account Value [Line Items]
Accumulated Value					10,000						13,678	12,953	12,134	11,575	11,905	12,217	10,479	10,683	10,264
C000189696 [Member]
Account Value [Line Items]
Accumulated Value					10,000						13,791	13,063	12,214	11,655	11,979	12,268	10,512	10,702	10,273
C000144173 [Member]
Account Value [Line Items]
Accumulated Value						9,550					13,547	12,888	12,102	11,598	11,957	12,314	10,598	10,843	10,464		10,188
C000144168 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,149	12,602	11,936	11,511	11,971	12,420	10,770	11,102	10,794		10,589
C000144169 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,836	13,196	12,422	11,933	12,347	12,746	10,999	11,269	10,902		10,642
C000144172 [Member]
Account Value [Line Items]
Accumulated Value						10,000					14,835	14,034	13,134	12,516	12,861	13,185	11,298	11,507	11,055		10,716
C000144170 [Member]
Account Value [Line Items]
Accumulated Value						10,000					14,910	14,098	13,187	12,561	12,900	13,218	11,321	11,524	11,066		10,721
C000039177 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,622	12,086	11,442	11,047	11,047	11,287	10,686	10,549	10,254		10,165
C000189692 [Member]
Account Value [Line Items]
Accumulated Value					10,000						12,522	11,978	11,329	10,926	10,915	11,142	10,538	10,392		10,092
C000039179 [Member]
Account Value [Line Items]
Accumulated Value						9,775					12,023	11,553	10,953	10,612	10,627	10,886	10,342	10,234	9,974		9,912
C000039175 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,412	11,037	10,554	10,302	10,395	10,727	10,258	10,227	10,052		10,064
C000039176 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,997	11,556	10,984	10,669	10,711	10,999	10,476	10,382	10,153		10,115
C000039178 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,877	12,305	11,627	11,203	11,180	11,400	10,772	10,612	10,295		10,185
C000194393 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 10,022		12,572	12,008	11,340	10,921	10,894	11,103	10,486	10,325
C000224786 [Member]
Account Value [Line Items]
Accumulated Value		10,000					10,157				11,681	11,123	10,472	10,054	9,998
C000017969 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,258	12,820	11,983	11,762	11,939	11,379	10,470	10,399	10,216		10,211
C000189689 [Member]
Account Value [Line Items]
Accumulated Value					10,000						13,106	12,664	11,822	11,594	11,755	11,197	10,290	10,209		10,022
C000189690 [Member]
Account Value [Line Items]
Accumulated Value					10,000						13,232	12,773	11,912	11,660	11,821	11,238	10,318	10,227		10,029
C000017971 [Member]
Account Value [Line Items]
Accumulated Value						9,775					12,647	12,254	11,488	11,303	11,504	10,987	10,136	10,091	9,938		9,958
C000017973 [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,993	11,721	11,060	10,966	11,250	10,825	10,059	10,092	10,012		10,112
C000017974 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,599	12,248	11,502	11,349	11,586	11,094	10,257	10,238	10,110		10,156
C000017970 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,520	13,050	12,170	11,924	12,077	11,492	10,550	10,458	10,255		10,230
C000131615 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,574	13,109	12,218	11,965	12,113	11,521	10,571	10,473	10,265		10,235
C000194391 [Member]
Account Value [Line Items]
Accumulated Value				10,000					10,066		13,665	13,144	12,215	11,913	12,034	11,411	10,430	10,302
C000144162 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,686	13,061	12,290	11,694	11,841	12,048	10,979	11,051	10,755		10,596
C000189693 [Member]
Account Value [Line Items]
Accumulated Value					10,000						12,992	12,400	11,656	11,067	11,196	11,381	10,372	10,418		10,139
C000189694 [Member]
Account Value [Line Items]
Accumulated Value					10,000						13,099	12,489	11,728	11,137	11,258	11,432	10,399	10,446		10,149
C000144164 [Member]
Account Value [Line Items]
Accumulated Value						9,775					13,035	12,485	11,776	11,233	11,403	11,632	10,626	10,722	10,461		10,331
C000144165 [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,374	11,940	11,347	10,905	11,154	11,462	10,550	10,725	10,543		10,491
C000144166 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,021	12,502	11,823	11,293	11,493	11,752	10,763	10,887	10,648		10,543
C000144163 [Member]
Account Value [Line Items]
Accumulated Value						10,000					13,947	13,298	12,488	11,859	11,985	12,170	11,080	11,117	10,798		10,617
C000144167 [Member]
Account Value [Line Items]
Accumulated Value						10,000					14,033	13,373	12,552	11,901	12,021	12,200	11,090	11,134	10,809		10,622
Bloomberg U.S. Aggregate Bond [Member]
Account Value [Line Items]
Accumulated Value						10,000					11,835	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165		10,044
Bloomberg U.S. Aggregate Bond (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,754	11,264	10,740	10,561	11,092	11,572	11,490	10,548	10,096	10,096
Bloomberg U.S. Aggregate Bond (Inception Date 11/4/20) [Member]
Account Value [Line Items]
Accumulated Value		10,000					9,714				9,867	9,456	9,016	8,865	9,310
Bloomberg U.S. Aggregate Bond (Inception Date 5/19/2022) [Member]
Account Value [Line Items]
Accumulated Value	10,000									9,895	11,013	10,554	10,063
Bloomberg U.S. Aggregate Bond (Inception Date 10/2/2017) [Member]
Account Value [Line Items]
Accumulated Value			10,000					9,893			11,518	11,038	10,524	10,349	10,868	11,339	11,259	10,336
Bloomberg U.S. Aggregate Bond (Inception Date 7/28/17) [Member]
Account Value [Line Items]
Accumulated Value				10,000					9,933		11,565	11,083	10,567	10,391	10,913	11,386	11,305	10,378
ICE BofA U.S. High Yield Constrained (Unhedged) (Inception Date 10/2/2017) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 9,947			14,755	13,803	12,829	11,551	11,979	12,015	9,751	10,537
ICE BofA U.S. High Yield Constrained (Unhedged) [Member]
Account Value [Line Items]
Accumulated Value						10,000					17,978	16,818	15,630	14,073	14,596	14,639	11,880	12,838	12,119		11,687
ICE BofA U.S. High Yield Constrained (Unhedged) (Inception Date (Inception Date 5/19/2022) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 10,344	13,214	12,361	11,488
ICE BofA U.S. High Yield Constrained (Unhedged) (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value					10,000						15,324	14,336	13,323	11,996	12,441	12,478	10,126	10,943	10,330
Bloomberg U.S. High Yield 2% Issuer Capped Bond [Member]
Account Value [Line Items]
Accumulated Value						10,000					17,978	16,818	15,630	14,073	14,596	14,639	11,880	12,838	12,119		11,687
Bloomberg U.S. 1-3 Year Government/Credit Bond [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,213	11,749	11,125	10,750	10,721	11,043	10,871	10,401	10,095		10,071
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000						12,125	11,663	11,044	10,672	10,644	10,963	10,793	10,325		10,022
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 7/28/2017) [Member]
Account Value [Line Items]
Accumulated Value				10,000					9,968		12,060	11,601	10,985	10,615	10,587	10,904	10,735	10,270
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 11/4/2020) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 10,011				11,072	10,651	10,085	9,745	9,720
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000					13,474	12,968	12,090	11,764	11,900	11,481	10,659	10,398	$ 10,189		$ 10,175
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000						13,246	12,748	11,885	11,565	11,698	11,287	10,478	10,222		$ 10,017
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) (Inception Date 7/28/17) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 10,039		$ 13,275	$ 12,776	$ 11,911	$ 11,590	$ 11,724	$ 11,312	$ 10,501	$ 10,244